Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions
Note 3 – Acquisitions

A.	Siklu

On December 4, 2023, the Company completed the Siklu Acquisition. See also note 1B.

As consideration for the Siklu Acquisition, the Company issued to the Seller 504,902 ordinary shares of the Company with a fair value of $944 thousand (the "Share Consideration") and paid $8,341 thousand of cash to repay Siklu's outstanding debt, including both principal and interest. In addition, the Company accounted for $1,617 thousand for additional consideration of up to 735,294 ordinary shares of the Company or cash, in certain circumstances, which will be released from holdback and issued to the Seller in 18 months following the indemnity release date as defined in the Siklu Acquisition agreement (the "Holdback Consideration"). The Holdback Consideration is classified by the Company as a liability that is marked to market each reporting period. As of December 31, 2023, the Company recorded an adjustment to the fair value of its Holdback Consideration of $110 thousand in Financial expenses and others, net.

The Siklu Acquisition has been accounted for as a business combination, and the financial results of Siklu have been included in the Company's consolidated financial statements for the period subsequent to the Siklu Acquisition.

A summary of the allocation of the purchase consideration for Siklu is as follows (in thousands):

	Amortization Period	Amount
	(years)	$ thousands
Repayment of Siklu's outstanding debt obligations		8,341
Share Consideration		944
Holdback Consideration		1,617

Fair value of total consideration		10,902
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $370 thousand)		5,732
Non-current assets		2,047
Trademark	2	440
Customer Relationships	4-5	1,209
Technology	2-6	3,638
Goodwill		7,749
Other current liabilities		(6,694)
Long-term liabilities		(3,219)

		10,902

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired developed technology, customer relationships and trade mark intangible assets. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company's estimates of customer attrition, technology obsolescence and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the Siklu Acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a useful life range of 2-10 years (see Note 7). Goodwill results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes.

B.	Acquisition- and Integration-Related Charges

Acquisition-related expenses include those expenses related to acquisitions that would otherwise not have been incurred by the Company, including professional and services fees, such as legal, audit, consulting, paying agent and other fees. Acquisition-related costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Integration-related expenses represent incremental costs related to combining the Company and its business acquisitions, such as third-party consulting and other third-party services related to merging the previously separate companies' systems and processes.

The components of Acquisition- and integration-related expenses incurred in the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Acquisition-related professional and services fees	720	-	-
Integration-related expenses	398	-	-

Total acquisition- and integration-related expense	1,118	-	-

The acquisition-related professional and services fees recorded in the year ended December 31, 2023 related to the Siklu Acquisition.